Income Taxes (Details) - Schedule of tax effects of significant items comprising the Company’s deferred taxes - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued employee compensation	$ 2,186	$ 1,159
NOLs and capital loss carryforwards	87,623	69,139
Credit carryforwards	114,986	106,183
Equity compensation	3,961	3,247
R&D capitalized costs	44,051	32,070
Start-up costs	43,836	44,077
Other	137	106
Total deferred tax assets	296,780	255,981
Deferred tax liabilities
Fixed asset basis	(1,876)	(1,547)
Other	(236)	(319)
Total deferred tax liabilities	(2,112)	(1,866)
Valuation allowance	(294,668)	(254,115)
Net deferred taxes